Financial Assets and Financial Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Dividends received	$ 106,000	$ 108,000	$ 109,000
Maximum borrowing capacity	270,094,000	264,162,000
Unused portion of the credit lines	153,000,000
Interest-bearing loans and borrowings, current portion	$ 62,083,000	$ 10,131,000
Liquidity discount	30.00%	30.00%
Line Of Credit 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	$ 153,250,000	$ 200,340,000
Letters of Credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	66,820,000	95,034,000
Open letters of credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	50,633,000	18,077,000
Foreign currency forward contracts [Member]
Disclosure Of Financial Instruments [Line Items]
Outstanding forward contracts, notional amount	$ (42,100,000)	$ 0